Derivative Financial Instruments - Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	€ 15	€ 34
Non-current assets	30	30
Total derivative assets	45	64
Within one year - current liabilities	(41)	(11)
Non-current liabilities	(18)	(3)
Total derivative liabilities	(59)	(14)
Net asset/(liability) arising on derivative financial instruments	(14)	50	€ 44
Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		3
Total derivative assets	2	5
Total derivative liabilities	(7)
Net asset/(liability) arising on derivative financial instruments	(5)	5
Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	27	26
Total derivative assets	27	28
Non-current liabilities	(16)	(3)
Total derivative liabilities	(16)	(3)
Net asset/(liability) arising on derivative financial instruments	11	25
Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	3	1
Total derivative assets	6	12
Non-current liabilities	(2)
Total derivative liabilities	(34)	(1)
Net asset/(liability) arising on derivative financial instruments	(28)	11
Net Investment Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Total derivative assets	10	19
Total derivative liabilities	(2)	(10)
Net asset/(liability) arising on derivative financial instruments	8	9
Within 1 year [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	15	34
Within one year - current liabilities	(41)	(11)
Within 1 year [member] | Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	2	2
Within one year - current liabilities	(7)
Within 1 year [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets		2
Within 1 year [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	3	11
Within one year - current liabilities	(32)	(1)
Within 1 year [member] | Net Investment Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	10	19
Within one year - current liabilities	(2)	(10)
Between1 and 2 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	2	4
Non-current liabilities	(2)
Between1 and 2 years [member] | Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		3
Between1 and 2 years [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	2	1
Non-current liabilities	(2)
Between 2 and 3 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1
Between 2 and 3 years [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1
Between 4 and 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	24
Between 4 and 5 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	24
After 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	3	26
Non-current liabilities	(16)	(3)
After 5 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	3	26
Non-current liabilities	€ (16)	€ (3)